Gabelli Love Our Planet & People ETF
Schedule of Investments — September 30, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 96.7%
Automotive Parts and Accessories – 6.7%
7,246
Blue Bird Corp.† .....................................
$ 347,518
1,265
Cummins Inc. ..........................................
409,594
4,428
Dana Inc. ................................................
46,760
803,872
Banking – 1.4%
15,178
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
164,530
Building and Construction – 9.2%
3,300
Arcosa Inc. ..............................................
312,708
1,246
Carrier Global Corp. ................................
100,290
5,500
Centuri Holdings Inc.† ............................
88,825
4,468
Gibraltar Industries Inc.† ........................
312,447
3,742
Johnson Controls International plc .........
290,417
1,104,687
Business Services – 2.1%
12,500
Resideo Technologies Inc.† ....................
251,750
Consumer Products – 1.0%
1,769
Unilever plc, ADR ...................................
114,914
Diversified Industrial – 3.0%
3,653
AZZ Inc. ..................................................
301,774
3,000
L.B. Foster Co., Cl. A† ............................
61,290
363,064
Electronics – 5.9%
8,000
Flex Ltd.† ................................................
267,440
33,688
Mirion Technologies Inc.† .......................
372,926
1,871
NEXTracker Inc., Cl. A† ..........................
70,125
710,491
Energy and Utilities – 13.0%
4,050
Alliant Energy Corp. ................................
245,795
2,300
American Water Works Co. Inc. ..............
336,352
6,074
Avangrid Inc. ...........................................
217,388
4,206
Brookfield Renewable Corp., Cl. A .........
137,368
400
GE Vernova Inc.† ....................................
101,992
3,200
IDACORP Inc. .........................................
329,888
1,769
Net Power Inc.† ......................................
12,401
6,500
NextEra Energy Partners LP ..................
179,530
1,560,714
Environmental Services – 9.7%
24,000
Ardagh Metal Packaging SA ...................
90,480
1,800
Darling Ingredients Inc.† .........................
66,888
2,324
Republic Services Inc. ............................
466,752
3,040
Waste Connections Inc. ..........................
543,613
1,167,733
Equipment and Supplies – 13.9%
3,554
Crown Holdings Inc. ................................
340,758
1,300
Hubbell Inc. .............................................
556,855
573
Littelfuse Inc. ...........................................
151,988
Shares Market Value

Preformed Line Products Co. ..................
$ 49,439
2,872
The Timken Co. .......................................
242,081
1,122
Valmont Industries Inc. ...........................
325,324
1,666,445
Financial Services – 5.9%
4,624
Franklin Resources Inc. ..........................
93,174
5,476
ING Groep NV, ADR ...............................
99,444
1,008
S&P Global Inc. ......................................
520,753
713,371
General Industrial Machinery and Equipment – 3.7%
4,000
Flowserve Corp. ......................................
206,760
6,500
Matthews International Corp., Cl. A ........
150,800
3,800
Mueller Water Products Inc., Cl. A ..........
82,460
440,020
Health Care – 1.3%

BioMarin Pharmaceutical Inc.† ...............
37,886
1,962
Royalty Pharma plc, Cl. A .......................
55,505
139
Vertex Pharmaceuticals Inc.† .................
64,646
158,037
Machinery – 8.8%
19,500
CNH Industrial NV ..................................
216,450

Deere & Co. ............................................
257,910
4,300
Xylem Inc. ...............................................
580,629
1,054,989
Metals and Mining – 3.7%
4,200
Cameco Corp. .........................................
200,592
4,858
Freeport-McMoRan Inc. ..........................
242,511
443,103
Real Estate Investment Trust – 3.8%
13,295
Weyerhaeuser Co. ..................................
450,169
Specialty Chemicals – 2.4%

Air Products and Chemicals Inc. .............
237,001
405
Rogers Corp.† ........................................
45,769
282,770
Technology Services – 1.2%

Alphabet Inc., Cl. C .................................
140,440
TOTAL COMMON STOCKS .......... 11,591,099
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 3.3%
$ 400,000 U.S. Treasury Bills,
4.98% to 5.06%††, 10/24/24 to 10/10/24
398,941
TOTAL INVESTMENTS — 100.0%
(cost $9,307,578) ....................................
$ 11,990,040
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt